RELATED PARTY BALANCES AND TRANSACTIONS (Schedule Of Balances With Related Parties) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Trade payables, other accounts payable and accrued expenses	$ 363	$ 1,209
Trade Receivables	$ 49